Capital Stock Transactions	12 Months Ended
Dec. 31, 2014
Capital Stock Transactions [Abstract]
Capital Stock Transactions

20.  Capital Stock Transactions

   In February 2014, our Board of Directors authorized an additional $100 million for stock repurchase under the February 2011 repurchase program.    We repurchased the following capital stock:

	For the Years Ended December 31,
	2014	2013	2012
Shares repurchased	1,182,934	1,356,344	932,706
Weighted average price per share	$93.01	$68.50	$64.87